Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases	Leases
The Company has entered into various non-cancelable operating leases for its office facilities with expiration dates through April 2032. The components of operating lease costs recorded under operating expenses for the years ended December 31, 2022 and 2023 were as follows:

	2022	2023
Fixed cost	7,617	8,327
Short-term lease cost	655	415
Total operating lease cost	$8,272	$8,742
The short-term lease cost above includes $199 and $397 related to CPI adjustments for the years ended December 31, 2022 and 2023, respectively.
Cash payments paid for operating leases were $8,965 and $10,037 the years ended December 31, 2022 and 2023, respectively.
The Company’s lease expenses prior to the adoption of ASC 842 were $5,054 for the year ended December 31, 2021.
As of December 31, 2023, the Company’s weighted average remaining lease term was 7.92 years and the weighted average discount rate was 3.94%.
As of December 31, 2023, the minimum lease payments for the Company’s ROU assets over the remaining lease periods are as follows:

Years ending December 31,
2024	$7,099
2025	6,532
2026	5,589
2027	5,572
2028	5,572
2029 and thereafter	18,439
Total undiscounted lease payments	48,803
Less: imputed interest	(6,379)
Present value of lease liabilities	$42,424
The Company subleases certain unused office space to third parties. The Company recorded $226 of sublease income during the year ended December 31, 2023. The Company did not record any sublease income during the years ended December 31, 2021 and 2022.